IronBridge Global Fund
IronBridge Global Fund
Investment Objective.
The investment objective of the IronBridge Global Fund (“Global Fund”) is long-term capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IronBridge Global Fund IronBridge Global Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)	2.00%
Exchange Fee	none
Maximum Account Fee	$ 15	[1]
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IronBridge Global Fund IronBridge Global Fund
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.92%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver and/or Expense Reimbursement	(0.77%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%
[1]	IronBridge Capital Management, L.P. (the "Adviser") has contractually agreed to reduce its compensation due from and/or assume expenses of the Global Fund to the extent necessary to ensure that the Global Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.00% of the Global Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2016, with successive renewal terms of one year thereafter unless terminated by IronBridge Funds, Inc. (the "Company") or the Adviser prior to any such renewal. Prior to November 1, 2016, the expense cap agreement can be terminated by the Company's Board of Directors or shareholders. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Global Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
IronBridge Global Fund | IronBridge Global Fund | USD ($)	102	482	887	2,020

Portfolio Turnover.
The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Global Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies.
The Global Fund seeks to achieve its investment objective by investing primarily in equity securities of companies traded in developed markets throughout the world, including the United States.  Under normal market conditions, the Global Fund will be diversified among a number of countries (at least three) and will invest at least 40% of its total assets in foreign securities.  The Global Fund also intends to invest its portfolio in approximately the same proportions as the Global Fund’s benchmark index, and doing so may at times cause the Global Fund to invest less than 40% of its total assets in foreign securities at times when foreign securities represent approximately 40% or less of the Global Fund’s benchmark.  The Global Fund invests primarily in the equity securities of companies principally traded in the regions that are included in the Morgan Stanley Capital World Index Net (“MSCI World Index Net”).  The Global Fund may invest in companies across all market capitalizations, but the Global Fund will primarily invest in companies with market capitalizations in excess of $2 billion, determined at the time of investment.  Additionally, the Global Fund may invest up to 10% of its total assets (calculated at the time of purchase) in securities of companies principally traded in emerging market countries.  The Global Fund may also invest in American Depositary Receipts and/or Global Depositary Receipts.

The Adviser actively manages the Global Fund by choosing companies for investment that the Adviser believes have the potential to exceed economic performance levels on which market valuations are premised.  In constructing a portfolio of investments for the Global Fund, the Adviser selects equity securities using an economic return framework, a valuation model that uses cash flow to determine a company’s value, rather than traditional accounting measures such as corporate performance, earnings and book value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Global Fund invests in primarily growth and value-style equity securities.

Principal Investment Risks.
Market Risk.  The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  For several years following such events, financial markets continued to experience higher than usual volatility and there is no guarantee that events similar to 2008 and 2009 will not happen again.

Foreign Securities Risk.  Foreign investments may be less liquid, subject to currency-rate fluctuations, be in areas with political and economic instability and be subject to less strict regulation of the securities markets.

Emerging Markets Risk. The risks of foreign investments typically are greater in emerging markets.

Currency Risk. Investments in foreign securities denominated and traded in foreign currencies may be subject to unfavorable fluctuations in foreign currency exchange rates.

Region Risk. Changes affecting a particular global region where the Global Fund has invested may have a significant impact on the value of the Global Fund’s overall value.

Global Sector Risk. Changes affecting a particular sector of the world economy in which the Global Fund has invested may have a significant impact on the value of the Global Fund’s overall portfolio.

American Depositary Receipt (ADR) / Global Depositary Receipt (GDR) Risk.  ADRs are receipts issued by U.S. banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value for many of the same reasons outlined above.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Global Fund’s securities at a time or at a price that would benefit the Fund.

Equity Securities Risk.  Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk.  There is no guarantee that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market’s belief of the issuer’s intrinsic worth.

Loss of Money Risk.  Loss of money is a risk of investing in the Global Fund.

Performance.
The bar chart and table below show how the Global Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Global Focus Fund (the “Predecessor Global Fund”), the predecessor of the Global Fund) has performed in the past and provides some indication of the risks of investing in the Global Fund.  The table shows how the performance of the Global Fund (and Predecessor Global Fund) has varied from year to year as compared with the performance of the MSCI World Index Net, a securities index that measures the equity market performance of developed markets.  Keep in mind that past performance (before and after taxes) may not indicate how well the Global Fund will perform in the future.  Updated performance information can be found on our Website at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.

Calendar Year Total Returns Annual Total Returns for Global Fund (or Predecessor Global Fund) for the years ended December 31 (1)

(1) For the nine-month period ended September 30, 2015, the Global Fund had a return of (5.12)%.
During the periods shown above, the highest return for either the Global Fund or the Predecessor Global Fund for a calendar quarter was 12.92% (quarter ended September 30, 2010) and the lowest return for a calendar quarter for either was (17.35)% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Returns - IronBridge Global Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
IronBridge Global Fund	Return Before Taxes	2.22%	9.17%	8.92%	Sep. 18, 2009
After Taxes on Distributions | IronBridge Global Fund	Return After Taxes on Distributions	(0.93%)	6.65%	6.54%
After Taxes on Distributions and Sale of Fund Shares | IronBridge Global Fund	Return After Taxes on Distributions and Sale of Fund Shares	3.78%	7.03%	6.86%
MSCI World Index Net	MSCI World Index Net	4.94%	10.20%	10.25%	Sep. 18, 2009

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.  After-tax returns are not relevant if you hold your Global Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.